Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
CURRENT ASSETS:
Cash and cash equivalents	$ 107,311	$ 64,671
Accounts receivable	4,530	36,372
Inventories	11,185	12,600
Accrued revenue	212	0
Restricted cash	10,939	6,750
Prepaid expenses and other current assets	1,715	2,792
Investment	0	50,000
Total current assets	135,892	173,185
FIXED ASSETS:
Vessels, net	960,423	855,200
Advances for vessel acquisitions and vessels under construction	74,243	76,299
Total fixed assets	1,034,666	931,499
OTHER NON CURRENT ASSETS:
Deferred finance charges, net	6,601	5,347
Restricted cash	4,263	1,423
Derivative assets	455	762
Accrued revenue	452	0
Total assets	1,182,329	1,112,216
CURRENT LIABILITIES:
Current portion of long-term debt	17,121	35,185
Unearned revenue	3,599	13,106
Trade accounts payable	3,014	4,109
Accrued liabilities	4,467	3,865
Derivative liabilities	493	732
Due to Manager	24	307
Total current liabilities	28,718	57,304
Derivatives liabities - Long-term	1,065	3,270
Long-term debt, net of current portion	452,447	473,110
Unearned revenue - Long-term	0	196
Total liabilities	482,230	533,880
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS' EQUITY:
Common stock, $0.001 par value; 200,000,000 authorized, 83,436,484 and 83,450,266 issued and outstanding at December 31, 2013 and 2014, respectively	83	83
Preferred stock, $0.01 par value; 20,000,000 authorized, 1,600,000 Series B Preferred Shares and 1,600,000 Series B Preferred Shares, 2,300,000 Series C Preferred Shares, 3,200,000 Series D Preferred Shares, issued and outstanding at December 31, 2013 and 2014, respectively	71	16
Additional paid in capital	370,201	237,212
Retained earnings	329,744	341,025
Total shareholders' equity	700,099	578,336
Total liabilities and shareholders' equity	$ 1,182,329	$ 1,112,216